Leases	12 Months Ended
Jan. 31, 2020
Leases [Abstract]
Leases
11.	LEASES
In January 2016, the International Accounting Standards Board issued IFRS 16 that sets out the principles for recognition, measurement, presentation and disclosure of leases for both lessee and lessor. IFRS 16 introduces a single lessee accounting model and requires lessees to recognize a right-of-use
asset and a lease liability measured at the present value of the future lease payments on the statements of financial position for a majority of its leases that were considered operating leases under
IAS 17 “Leases”
(“IAS 17”). A depreciation expense on the
right-of-use
asset and an interest expense on the lease liability replace the operating lease expense. IFRS 16 changes the presentation of cash flows relating to leases in the statements of cash flows but does not cause a difference in the amount of cash transferred between the parties of a lease.
The Company decided to apply the standard retrospectively with the cumulative effect of initially applying the standard recognized as an adjustment to the opening balance of retained earnings as at February 1, 2019, the date of initial application, in accordance with the transition rules of IFRS 16. Therefore, the Company has not restated comparative information. The methodology consisted of measuring the right-of-use
asset at the date of transition as if IFRS 16 had been applied since the commencement date of the lease but discounted using the incremental borrowing rate at the date of initial application.

The lease liability was initially measured at the present value of the lease payments that were not paid at the date of transition, discounted using the incremental borrowing rate at the date of initial application.
The Company applied the standard to contracts that were previously identified as leases applying IAS 17 and
IFRIC 4 “Determining Whether an Arrangement Contains a Lease”
(“IFRIC 4”) at the date of initial application and maintained the lease assessments made under IAS 17 and IFRIC 4. Therefore, the definition of a lease under IFRS 16 was applied only to contracts signed or changed after February 1, 2019.
On initial application, the Company also applied the practical expedients to use hindsight in determining the lease term when the contract contains options to extend or terminate the lease, to rely on its assessment of whether leases are onerous immediately before the date of initial application instead of performing an impairment review and to exclude initial direct costs from the measurement of the right-of-use
asset.

The effect of adoption of IFRS 16 on the consolidated statements of financial position as at February 1, 2019 was as follows:

	As reported as at January 31, 2019	Effect of IFRS 16 transition		Subsequent to transition as at February 1, 2019

Cash	$100.0	$—		$100.0
Trade and other receivables	388.3	—		388.3
Income taxes and investment tax credits receivable	13.6	—		13.6
Other financial assets	12.8	—		12.8
Inventories	946.2	—		946.2
Other current assets	24.9	(0.9)		24.0
Total current assets	1,485.8	(0.9)		1,484.9

Investment tax credits receivable	14.5	—		14.5
Other financial assets	20.0	—		20.0
Property, plant and equipment	905.1	(7.3)	[a]	897.8
Intangible assets	478.7	(0.7)	[b]	478.0
Right-of-use assets	—	192.4		192.4
Deferred income taxes	169.6	6.6		176.2
Other non-current assets	3.5	—		3.5
Total non-current assets	1,591.4	191.0		1,782.4

Total assets	$3,077.2	$190.1		$3,267.3

Trade payables and accruals	$1,003.5	$—		$1,003.5
Provisions	408.6	—		408.6
Other financial liabilities	108.3	(0.1)		108.2
Income tax payable	68.3	—		68.3
Deferred revenues	71.3	—		71.3
Current portion of long-term debt	18.4	(1.6)	[c]	16.8
Current portion of lease liabilities	—	29.9		29.9
Total current liabilities	1,678.4	28.2		1,706.6

Long-term debt	1,197.1	(7.5)	[c]	1,189.6
Lease liabilities	—	187.2		187.2
Provisions	111.6	—		111.6
Other financial liabilities	28.4	(1.0)		27.4
Deferred revenues	129.7	—		129.7
Employee future benefit liabilities	237.1	—		237.1
Deferred income taxes	0.9	—		0.9
Other non-current liabilities	16.8	—		16.8
Total non-current liabilities	1,721.6	178.7		1,900.3
Total liabilities	3,400.0	206.9		3,606.9
Deficit	(322.8)	(16.8)		(339.6)

Total liabilities and deficit	$3,077.2	$190.1		$3,267.3
[a]	Leased equipment of $4.7 million and leased building of $2.6 million under IAS 17 reclassified within right-of-use assets under IFRS 16.

[b]	Leased software and licences of $0.7 million under IAS 17 reclassified within right-of-use assets under IFRS 16.

[c]	Finance lease liabilities of $9.1 million under IAS 17 reclassified within lease liabilities under IFRS 16.

The weighted average incremental borrowing rate applied to the lease liabilities as at February 1, 2019 was 4.12%. Prior to adopting IFRS 16, the Company’s minimum commitments under operating lease agreements as at January 31, 2019 were $249.5 million. The difference between that amount and the lease liabilities of $217.1 million as at February 1, 2019 was mainly attributable to the effect of discounting on the minimum lease payments.
The main leasing activities of the Company are attributable to the Company’s manufacturing facilities located in Finland and in Mexico, to offices located in Canada and to warehouses used for the distribution of parts, accessories and apparel.
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Additions	Depreciation	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2020
Building & land	$171.4	$38.8	$(24.4)	$(0.9)	$13.3	$198.2
Equipment	20.0	7.7	(7.7)	—	(3.7)	16.3
Other	1.0	—	(0.2)	—	(0.6)	0.2
Total	$192.4	$46.5	$(32.3)	$(0.9)	$9.0	$214.7
The following table explains the changes in lease liabilities during the year ended January 31, 2020:

	Carrying amount as at February 1, 2019	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2020
Lease liabilities	$217.1	$46.5	$9.0	$(39.5)	$(0.6)	$8.4	$240.9
[a]	Includes $(9.0) million of interest paid.